SUBSEQUENT EVENTS (Details 5) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended					9 Months Ended				9 Months Ended												9 Months Ended				9 Months Ended		0 Months Ended	9 Months Ended				0 Months Ended	9 Months Ended
	Dec. 31, 2013	Jun. 03, 2013	May 23, 2013	Mar. 04, 2013	Dec. 14, 2012	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Debt Instrument Ratio Calculation Period One [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Debt Instrument Ratio Calculation Period Two [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Minimum [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Minimum [Member] Debt Instrument Ratio Calculation Period One [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Maximum [Member] Debt Instrument Ratio Calculation Period One [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Term Loan [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Credit Agreement [Member] Prime Rate [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Credit Agreement [Member] Minimum [Member] Prime Rate [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Credit Agreement [Member] Maximum [Member] Prime Rate [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Credit Agreement [Member] Term Loan [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member] Minimum [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member] Maximum [Member]	Sep. 30, 2014 Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member] Term Loan [Member]	Mar. 28, 2014 Subsequent Event [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Debt Instrument Ratio Calculation Period One [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Debt Instrument Ratio Calculation Period Two [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Minimum [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Minimum [Member] Debt Instrument Ratio Calculation Period One [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Maximum [Member] Debt Instrument Ratio Calculation Period One [Member]	Aug. 12, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Term Loan [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Credit Agreement [Member] Prime Rate [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Credit Agreement [Member] Minimum [Member] Prime Rate [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Credit Agreement [Member] Maximum [Member] Prime Rate [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Credit Agreement [Member] Term Loan [Member]	Aug. 12, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member] Minimum [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member] Maximum [Member]	Sep. 30, 2014 Subsequent Event [Member] Heartland Bank [Member] Senior Secured Credit Facility [Member] Purchase Agreement [Member] Term Loan [Member]
Subsequent Event [Line Items]
Maturity term	2 years															3 years																3 years
Face amount																$ 12,000,000																$ 12,000,000
Maximum borrowing amount	2,000,000																			6,000,000	4,000,000																6,000,000
Proceeds from debt																12,000,000				4,650,000												12,000,000					4,650,000
Payment of purchase price for Hamilton acquisition																																	9,000,000
Payment of prior accounts receivable facility																																	4,750,000
Commitment fees																																	450,000
Amount reserved to fund debt service reserve account																																	675,000
Other expenses																																	190,000
Amount retained for working capital																																	1,585,000
Basis spread	4.00%													5.50%	8.25%															5.50%	8.25%
Description of Variable Rate Basis													prime																prime
Minimum spread on variable rate													4.00%																4.00%
Principal payments																300,000																300,000
Additional borrowing capacity																10,000,000																10,000,000
Service charge (as a percent)																	1.50%																	1.50%
Reserve against receivables purchased (as a percent)																	10.00%																	10.00%
Increase in reserve against receivables purchased (as a percent)																		25.00%	50.00%																25.00%	50.00%
Outstanding receivables term																		60 days	90 days																60 days	90 days
Fixed charge coverage ratio						1.2																1.2
First lien leverage ratio						3		2		2.25	2.75											3.0		2.0		2.25	2.75
EBITDA to Interest Expense ratio						2.75	3.75	4.75														2.75	3.75	4.75
Tangible net worth									1,000,000																1,000,000
Payment of cash closing fee												$ 450,000																$ 450,000
Term of warrants												4 years																4 years
Warrants issued to purchase of common stock												2.5																2.5
Exercise price of warrants		$ 0.05	$ 0.10	$ 0.05	$ 0.05							$ 1.00																$ 1.00